CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

8.	CONVERTIBLE NOTES PAYABLE

As of December 31, 2023 and 2022, the Company had convertible debt outstanding net of amortized debt discount of $3,807,030 and $3,515,752, respectively. During the year ending December 31, 2023, the Company received net proceeds of $421,375 from convertible notes, repaid $175,000 and wrote off $12,406 to convertible noteholders. During the year ending December 31, 2022, the Company received proceeds of $1,490,706 from convertible notes and repaid $5,908 to convertible noteholders. There are debt discounts associated with the convertible debt of $24,820 and $46,797 at December 31, 2023 and 2022, respectively. For the years ended December 31, 2023 and 2022, the Company recorded amortization of debt discounts of $136,518 and $253,823, respectively.

During the year ended December 31, 2023, the Company converted $87,460 of convertible debt, $112,429 in accrued interest and $3,000 in conversion cost into 13,068 shares of the Company’s common stock. The Company recognized $777,217 of additional paid-in capital to adjust fair value for the debt settlement during the year ended December 31, 2023. The Company had no convertible debt conversions during the year ended December 31, 2022.

On September 22, 2022, the Company entered into a security exchange and purchase agreement with its largest lender to consolidate all promissory notes held by them and related accrued interest in exchange for (1) one consolidated senior secured convertible promissory note (“New Promissory Note”) in the amount of $2,600,000 and (2) 375,000 shares of series X senior convertible preferred stock totaling $1,500,000 with a par value of $0.001, stated value of $4.00, convertible into common shares at a 1:1 conversion rate, non-dilutive and non-voting shares. Prior to conversion, all promissory notes with this lender totaled to $4,791,099 consisting of principal of $3,840,448 and accrued interest of $950,651 resulting in a gain on debt consolidation of $1,397,271.

Convertible notes as of December 31, 2023 and 2022 are summarized as follows:

	December 31,
	2023	2022
Convertible notes payable	$3,831,850	$3,562,550
Discounts on convertible notes payable	(24,820)	(46,797)
Total convertible debt less debt discount	3,807,030	3,515,752
Current portion	3,807,030	3,515,752
Long-term portion	$–	$–

The following is a schedule of convertible notes payable as of and for the year ended December 31, 2023.

Note #	Issuance	Maturity	Principal Balance 12/31/22	New Loan	Principal Conversions	Cash Paydown	Shares Issued Upon Conversion	Principal Balance 12/31/23	Accrued Interest on Convertible Debt at 12/31/22	Interest Expense On Convertible Debt For the Period Ended 12/31/23	Accrued Interest on Convertible Debt at 12/31/23	Unamortized Debt Discount At 12/31/23
7-1	10/28/2016	10/28/2017	10,000	$–	$(10,000)	$–	312	$–	$2,263	$–	$–	$–
9	09/12/2016	09/12/2017	50,080	–	–	–	1,672	50,080	14,157	9,181	5,581	–
10	01/24/2017	01/24/2018	55,000	–	–	–	–	55,000	69,876	11,000	80,875	–
10-1	02/10/2023	02/10/2024	–	50,000	–	–	–	50,000	–	6,658	6,658	–
10-2	03/30/2023	03/30/2024	–	25,000	–	–	–	25,000	–	2,836	2,836	–
10-3	08/11/2023	08/11/2024	–	25,000	–	–	–	25,000	–	1,469	1,469	–
29-2	11/08/2019	11/08/2020	36,604	–	–	–	2,867	36,604	20,160	2,849	10,109	–
31	08/28/2019	08/28/2020	–	–	–	–	–	–	8,385	–	8,385	–
37-1	09/03/2020	06/30/2021	113,667	–	–	–	–	113,667	28,756	19,507	64,929	–
37-2	11/02/2020	08/31/2021	113,167	–	–	–	–	113,167	27,510	19,417	63,594	–
37-3	12/29/2020	09/30/2021	113,166	–	–	–	–	113,166	26,474	19,417	62,558	–
38	02/09/2021	02/09/2022	96,000	–	(77,460)	(18,540)	2,950	–	27,939	7,242	–	–
39	04/26/2021	04/26/2022	168,866	–	–	(168,866)	–	–	39,684	27,787	–	–
40-1	09/22/2022	09/22/2024	2,600,000	–	–	–	5,267	2,600,000	71,233	261,333	252,665	–
40-2	11/04/2022	09/22/2024	68,666	–	–	–	–	68,667	1,072	6,867	7,939	–
40-3	11/28/2022	09/22/2024	68,667	–	–	–	–	68,667	620	6,886	7,506	–
40-4	12/21/2022	09/22/2024	68,667	–	–	–	–	68,667	187	6,867	7,054	–
40-5	01/24/2023	03/21/2024	–	90,166	–	–	–	90,166	–	8,284	8,284	–
40-6	03/21/2023	09/22/2024	–	139,166	–	–	–	139,166	–	10,671	10,671	–
40-7	06/05/2023	06/05/2024	–	139,166	–	–	–	139,166	–	7,826	7,826	15,671
40-8	06/13/2023	06/13/2024	–	21,167	–	–	–	21,167	–	1,127	1,127	2,321
40-9	07/19/2023	07/19/2024	–	35,500	–	–	–	35,500	–	1,605	1,605	4,863
40-10	07/24/2023	07/24/2024	–	14,000	–	–	–	14,000	–	614	614	1,965
41	08/25/2023	08/25/2024	–	5,000	–	–	–	5,000	–	175	175	–
			3,562,550	$544,165	$(87,460)	$(187,406)	13,068	$3,831,850	$338,316	$439,618	$612,460	$24,820

Note 7-1

On October 28, 2016, the Company issued a convertible promissory note in the principal amount of $50,000, which matured on October 28, 2017. Note 7-1 was fully converted into common shares and there was no outstanding balance as of December 31, 2023.

Note 9

On September 12, 2016, the Company issued a convertible promissory note in the principal of $80,000 for services rendered, which matured on September 12, 2017. Note 9 is currently in default and accrues at a default interest rate of 20% per annum.

Note 10, 10-1, 10-2 and 10-3

On January 24, 2017, the Company issued a convertible promissory note in the principal amount of $80,000 for services rendered, which matured on January 24, 2018. Note 10 is currently in default and accrues interest at a default interest rate of 20% per annum. On February 10, 2023, the Company executed a second tranche under this note in the principal amount of $50,000 (Note 10-1). On March 30, 2023, the Company executed a third tranche under this note in the principal amount of $25,000 (Note 10-2). On August 11, 2023, the Company executed a fourth tranche under this note in the principal amount of $25,000 (Note 10-3). Notes 10-1, 10-2 and 10-3 accrue interest at a rate of 15% per annum.

Note 29-2

On May 10, 2019, the Company issued a convertible promissory note in the principal amount of $150,000. On November 8, 2019, this note (Note 29) was purchased by and assigned to an unrelated party. The amount assigned was the existing principal amount of $150,000 and accrued interest of $5,918, which was issued as Note 29-1, plus a new convertible promissory note in the principal amount of $62,367, which was issued as Note 29-2. Note 29-2 is currently in default and accrues interest at a default interest rate of 24% per annum.

Note 31

On August 28, 2019, the Company issued a convertible promissory note in the principal amount of $120,000, which matured on August 28, 2020. Note 31 is currently in default and accrues interest at a default interest rate of 24% per annum. There was no outstanding principal balance as of December 31, 2023.

Notes 37-1, 37-2 and 37-3

On September 3, 2020, the Company issued a convertible promissory note in the principal amount of $200,000, with an original issue discount of $50,000, which could be drawn in several tranches. On September 3, 2020, the Company executed the first tranche in the principal amount of $67,000, less an original issue discount of $17,000, which matured on June 30, 2021 (Note 37-1). On November 2, 2020, the Company executed the second tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on August 31, 2021 (Note 37-2). On December 29, 2020, the Company executed the third tranche in the principal amount of $66,500, less an original issue discount of $16,500, which matured on September 30, 2021 (Note 37-3). Notes 37-1, 37-2 and 27-3 are currently in default and accrue interest at a default interest rate of 18% per annum.

Note 38

On February 9, 2021, the Company issued a convertible promissory note in the principal amount $103,500, which matured on February 9, 2022. Note 38 was converted into common shares and the remaining balance was paid in cash. There was no outstanding balance on Note 38 as of December 31, 2023.

Note 39

On April 26, 2021, the Company issued a convertible promissory note in the principal amount $153,500, which matured on May 10, 2022. Note 39 was paid in cash and there was no outstanding balance as of December 31, 2023.

Notes 40-1, 40-2, 40-3, 40-4, 40-5, 40-6, 40-7, 40-8, 40-9 and 40-10

On September 22, 2022, the Company issued a convertible promissory note in the principal amount of $2,600,000 in exchange for total of $4,791,099 of defaulted promissory notes balances (Note 40-1). On November 4, 2022, the Company executed a second tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-2). On November 28, 2022, the Company executed the third tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-3). On December 21, 2022, the Company executed a fourth tranche under this note in the principal amount of $68,667, less an original issue discount and fee of $18,667 (Note 40-4). On January 24, 2023, the Company executed a fifth tranche under this note in the principal amount of $90,166, less an original issue discount and fee of $25,166 (Note 40-5). On March 21, 2023, the Company executed a sixth tranche under this note in the principal amount of $136,666, less an original issue discount and fee of $39,166 (Note 40-6). On June 5, 2023, the Company executed a seventh tranche under this note in the principal amount of $136,667, less original issue discount and fee of $39,167 (Note 40-7). On June 13, 2023, the Company executed an eighth tranche under this note in the principal amount of $21,167, less original issue discount and fee of $5,167 (Note 40-8). On July 19, 2023, the Company executed a ninth tranche under this note in the principal amount of $35,500, less an original issue discount and fee of $8,875 (Note 40-9). On July 24, 2023, the Company executed a tenth tranche under this note in the principal amount of $14,000, less an original issue discount and fee of $3,500 (Note 40-10). On December 1, 2023, the Company executed amendment on Notes series 40 consolidated senior secured convertible promissory note to extend the expired tranche note 40-1 through 40-5’ due date to September 20, 2024. All of the Note 40 tranches mature in one year from the note issuance date and accrue interest at a rate of 10% per annum.

Note 41

On August 25, 2023, the Company issued a twelve-month convertible promissory note in the principal amount of $5,000 to the Company’s CEO for the Company’s operating expenses. The rate of interest is 10% per annum.